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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12-31-99
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates
        -------------------------------------------------------

Address:  125 High Street
        -------------------------------------------------------
          Suite 2500
        -------------------------------------------------------
          Boston, MA 02110
        -------------------------------------------------------

Form 13F File Number: 28-  06148
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Katherine S. Cromwell
        -------------------------------------------------------

Title:    Managing Director
        -------------------------------------------------------

Phone:    (617) 574-6712
        -------------------------------------------------------

Signature, Place, and Date of Signing:

-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        ---------------------------------------

Form 13F Information Table Entry Total:   47,878,016
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 1,516,181,405
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                    FORM 13F


Page  1  of  1                                                              Name of Reporting Manager:  TA ASSOCIATES, INC.-12/31/99
     ---    ---                                                                                         ----------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Item 6:
                                                                                     Item 5:            Investment Discretion
            Item 1:                   Item 2:          Item 3:         Item 4:      Shares of    -----------------------------------
         Name of Issuer           Title of Class       CUSIP        Fair Market     Principal               (b) Shared-
                                                       Number          Value          Amount     (a) Sole   As Defined   (c) Shared-
                                                                                                            in Instr. V     Other
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Affiliated Managers Group, Inc.       Common        008252 10 8       15,108,708       376,541       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Andover.Net, Inc.                     Common        034318 10 5      217,144,341     6,116,742       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Ansys, Inc.                           Common        03662Q 10 5       72,680,509     6,607,319       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Boron Lepore & Associates, Inc.       Common        10001P 10 2           62,667         9,641       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
BSQUARE Corporation                   Common        11776O 10 2      294,225,113     7,015,800       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Finisar Corporation                   Common        31787A 10 1      564,127,472     6,329,621       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Invitrogen Corporation                Common        46185R 10 0       52,755,785       882,942       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Monarch Dental Corporation            Common        609044 10 2        2,914,453     1,695,682       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Natrol, Inc.                          Common        638789 10 7       15,255,000     2,160,000       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
NetScout Systems, Inc.                Common        64115T 10 4      201,474,270     6,499,170       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Private Business, Inc.                Common        74267  10 4       21,028,511     4,427,055       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
SBA Communications Corporation        Common        78388J 10 6       49,779,133     2,736,997       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Smith-Gardner & Associates, Inc.      Common        832059 10 9          132,549         7,797       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
Sonic Solutions                       Common        835460 10 6        1,870,265       474,988       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
US Oncology                           Common        90338W 10 3        4,888,494     1,002,768       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
WorkGroup Technology Corporation      Common        980903 10 8        2,734,135     1,534,953       X
-------------------------------- ---------------- --------------  --------------- -------------- --------- ------------- -----------
                COLUMN TOTALS                                      1,516,181,405    47,878,016
------------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F


Page  1  of  1              Name of Reporting Manager:  TA ASSOCIATES, INC.-12/31/99
     ---    ---                                         ----------------------------
------------------------------------------------------------------------------------
                                                            (SEC USE ONLY)

                                                  ----------------------------------
                                                                ITEM 8:
                                      Item 7:         Voting Authority (Shares)
            Item 1:                               ----------------------------------
         Name of Issuer              Managers
                                   See Instr. V    (a) Sole   (b) Shared   (c) None

-------------------------------- ---------------- ---------- ------------ ----------
Affiliated Managers Group, Inc.                       X
-------------------------------- ---------------- ---------- ------------ ----------
Andover.Net, Inc.                                     X
-------------------------------- ---------------- ---------- ------------ ----------
Ansys, Inc.                                           X
-------------------------------- ---------------- ---------- ------------ ----------
Boron Lepore & Associates, Inc.                       X
-------------------------------- ---------------- ---------- ------------ ----------
BSQUARE Corporation                                   X
-------------------------------- ---------------- ---------- ------------ ----------
Finisar Corporation                                   X
-------------------------------- ---------------- ---------- ------------ ----------
Invitrogen Corporation                                X
-------------------------------- ---------------- ---------- ------------ ----------
Monarch Dental Corporation                            X
-------------------------------- ---------------- ---------- ------------ ----------
Natrol, Inc.                                          X
-------------------------------- ---------------- ---------- ------------ ----------
NetScout Systems, Inc.                                X
-------------------------------- ---------------- ---------- ------------ ----------
Private Business, Inc.                                X
-------------------------------- ---------------- ---------- ------------ ----------
SBA Communications Corporation                        X
-------------------------------- ---------------- ---------- ------------ ----------
Smith-Gardner & Associates, Inc.                      X
-------------------------------- ---------------- ---------- ------------ ----------
Sonic Solutions                                       X
-------------------------------- ---------------- ---------- ------------ ----------
US Oncology                                           X
-------------------------------- ---------------- ---------- ------------ ----------
WorkGroup Technology Corporation                      X
-------------------------------- ---------------- ---------- ------------ ----------
                COLUMN TOTALS
------------------------------------------------------------------------------------